Fair Value Measurements - Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at July 3, 2020 (inception)		$ 21,354,400
Change in fair value of derivative warrant liabilities	$ 19,500,000	(9,480,870)	$ 1,854,400
Derivative warrant liabilities at December 31, 2020			21,354,400	$ 21,354,400
Significant Other Unobservable Inputs (Level 3)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at July 3, 2020 (inception)		7,729,400
Issuance of Warrants				19,500,000
Change in fair value of derivative warrant liabilities				1,854,400
Transfer of Public Warrants to level 1				(13,625,000)
Derivative warrant liabilities at December 31, 2020			7,729,400	7,729,400
Significant Other Unobservable Inputs (Level 3) | Public Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Issuance of Warrants				12,500,000
Change in fair value of derivative warrant liabilities				1,125,000
Transfer of Public Warrants to level 1				(13,625,000)
Significant Other Unobservable Inputs (Level 3) | Private Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at July 3, 2020 (inception)		$ 7,729,400
Issuance of Warrants				7,000,000
Change in fair value of derivative warrant liabilities				729,400
Derivative warrant liabilities at December 31, 2020			$ 7,729,400	$ 7,729,400